245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 3, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Contrafund (the trust): File Nos. 002-25235 and 811-01400

Fidelity Advisor New Insights Fund
Fidelity Contrafund
Fidelity Contrafund K6
Fidelity Series Opportunistic Insights Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust